Inventories	12 Months Ended
Dec. 31, 2024
Heliogen, Inc. [Member]
Inventories [Line Items]
Inventories

Note 6 — Inventories

Inventories consisted of the following:

$ in thousands	December 31,
	2024	2023
Raw materials	$—	$1,870
Finished goods	—	2,424
Work in process	—	53
Reserve for excess and obsolete inventory	—	(2,391)
Total inventories, net	$—	$1,956

During the years ended December 31, 2024 and 2023, the Company recorded inventory reserves, included in cost of services revenue on our consolidated statements of operations, to adjust for excess and obsolete inventories. During the third quarter of 2024, in connection with the closure of our Manufacturing Facility, the Company sold the excess and obsolete inventory and wrote-off the corresponding reserve. The following table shows the change in the inventory reserves:

($ in thousands)
Balance as of December 31, 2022	$—
Charges to costs and expenses	2,391
Balance as of December 31, 2023	$2,391
Charges to costs and expenses	1,729
Recoveries and write-offs	(4,120)
Balance as of December 31, 2024	$—